ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2022, significant subsidiaries of the Company include the following entities:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2021	2022

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2021	2022
	$	$
ASSETS
Current assets
Cash and cash equivalents	141,985	79,922
Amounts due from intercompanies(1)	159,349	153,070
Others	69,746	85,787
Total current assets	371,080	318,779

Non-current assets
Property and equipment, net	40,246	86,229
Long-term investments	14,141	14,500
Deferred tax assets	43,961	40,561
Others	23,611	18,059
Total non-current assets	121,959	159,349
Total assets	493,039	478,128

LIABILITIES
Current liabilities
Accrued expenses and other payables	104,186	110,526
Deferred revenue	203,382	192,243
Amounts due to intercompanies(1)	157,251	88,639
Others	20,076	12,658
Total current liabilities	484,895	404,066

Non-current liabilities
Deferred revenue	36,189	23,886
Amounts due to intercompanies(1)	27,596	83,958
Others	7,910	4,579
Total non-current liabilities	71,695	112,423
Total liabilities	556,590	516,489

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.

	Year ended December 31,
	2020	2021	2022
	$	$	$
Revenue
- Third-party customers	562,347	690,383	722,607
- Intercompanies	145,848	195,639	176,072
Net (loss) income	(30,435)	22,390	20,425

	Year ended December 31,
	2020	2021	2022
	$	$	$
Net cash generated from operating activities	134,060	61,875	22,449
Net cash used in investing activities	(27,399)	(14,847)	(89,160)
Net cash (used in) generated from financing activities	(13,023)	15,030	44,442